Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Statement [Line Items]
Number of Warrants	2,623,306	0	9,175,533
Exercise Price	$ 2.00	$ 0	$ 4.56
Private placement, April 12, 2017 [Member]
Statement [Line Items]
Number of Warrants	2,500,004
Exercise Price	$ 2.00
Finders warrants, April 12, 2017 [Member]
Statement [Line Items]
Number of Warrants	123,302
Exercise Price	$ 2.00